May 1, 2006


                                   MAY 1, 2006
               SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS OF
                          EACH OF THE LISTED PORTFOLIOS

                             ----------------------



The following information supplements or replaces similar disclosure in each of the following portfolios' currently effective prospectuses:


DWS VARIABLE SERIES II:

DWS High Income VIP
--------------------------------------------------------------------------------
A complete list of each fund's portfolio holdings is posted on www.dws-scudder.com as of each calendar quarter-end on or after the last day of the following month. This posted information generally remains accessible at least until the date on which a fund files its Form N-CSR or N-Q with the Securities and Exchange Commission for the period that includes the date as of which the posted information is current. Each fund's Statement of Additional Information includes a description of a fund's policies and procedures with respect to the disclosure of a fund's portfolio holdings.



The following information supplements or replaces similar disclosure in each of the following funds' currently effective prospectuses:

DWS VARIABLE SERIES I:
DWS Bond VIP

DWS VARIABLE SERIES II:
DWS Core Fixed Income VIP                     DWS Income Allocation VIP
DWS Government & Agency Securities VIP        DWS Strategic Income VIP
--------------------------------------------------------------------------------
A complete list of each fund's portfolio holdings is posted on www.dws-scudder.com as of the month-end on or after the last day of the following month. This posted information generally remains accessible at least until the date on which a fund files its Form N-CSR or N-Q with the Securities and Exchange Commission for the period that includes the date as of which the posted information is current. Each fund's Statement of Additional Information includes a description of a fund's policies and procedures with respect to the disclosure of a fund's portfolio holdings.


                                                                     [Logo]DWS
May 1, 2006                                                            SCUDDER
                                                           Deutsche Bank Group

The following information supplements or replaces similar disclosure in each of the following funds' currently effective prospectuses:

DWS VARIABLE SERIES I:

DWS Capital Growth VIP          DWS Health Care VIP
DWS Global Opportunities VIP    DWS International VIP
DWS Growth & Income VIP         Money Market VIP

DWS VARIABLE SERIES II:

DWS Balanced VIP                            DWS Large Cap Value VIP
DWS Blue Chip VIP                           DWS Mercury Large Cap Core VIP
DWS Conservative Allocation VIP             DWS MFS Strategic Value VIP
DWS Davis Venture Value VIP                 DWS Mid Cap Growth VIP
DWS Dreman Financial Services VIP           DWS Moderate Allocation VIP
DWS Dreman High Return Equity VIP           DWS Money Market VIP
DWS Dreman Small Cap Value VIP              DWS Oak Strategic Equity VIP
DWS Global Thematic VIP                     DWS Legg Mason Aggressive Growth VIP
DWS Growth Allocation VIP                   DWS Small Cap Growth VIP
DWS Income Allocation VIP                   DWS Technology VIP
DWS International Select Equity VIP         DWS Templeton Foreign Value VIP
DWS Janus Growth & Income VIP               DWS Turner Mid Cap Growth VIP
DWS Janus Growth Opportunities VIP

DWS INVESTMENTS VIT FUNDS:

DWS RREEF Real Estate Securities VIP        DWS Equity 500 Index VIP
DWS Small Cap Index VIP

--------------------------------------------------------------------------------
A complete list of each fund's portfolio holdings is posted on www.dws-scudder.com as of the month-end on or after the last day of the following month. This posted information generally remains accessible at least until the date on which a fund files its Form N-CSR or N-Q with the Securities and Exchange Commission for the period that includes the date as of which the posted information is current. In addition, each fund's top ten holdings and other information about each fund is posted on www.dws-scudder.com as of the calendar quarter-end on or after the 15th day following quarter-end. Each fund's Statement of Additional Information includes a description of a fund's policies and procedures with respect to the disclosure of a fund's portfolio holdings.










               Please Retain This Supplement for Future Reference


                                                                     [Logo]DWS
                                                                       SCUDDER
May 1, 2006                                                Deutsche Bank Group